RELATED PARTY TRANSACTIONS AND BALANCES	6 Months Ended
Sep. 30, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES

NOTE – 13 RELATED PARTY TRANSACTIONS AND BALANCES

The related party of the Company with whom transactions are reported in these unaudited condensed consolidated financial statements are as follows:

Name of related party	Relationship with the Company
Claire Luk (“Ms. Luk”)	Director of the Company

ROMA GREEN FINANCE LIMITED AND SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2023 AND 2024

		As of
		March, 31,	September 30,
		2024	2024	2024
Name of related party	Nature	HKD	HKD	USD
Ms. Luk	Due to director	$1,269,266	$-	$-

The amount due to director is secured, interest payable and repayable on demand and fully settled during the six months ended September 30, 2024.